Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000059523 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059523 | United States Treasury Note, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059523 | United States Treasury Note, 4, 2052-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059523 | United States Treasury Note, 4, 2029-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059523 | United States Treasury Note, 4.5, 2054-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059523 | United States Treasury Bond, 1.375, 2050-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059523 | Freddie Mac Pool, 4.5, 2054-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059523 | United States Treasury Note, 4.625, 2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059523 | United States Treasury Note, 3.625, 2053-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059523 | Fannie Mae Pool, 4, 2053-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059523 | CMO00249FAA5
Holdings [Line Items]
Percent of Total Investments	28.30%
C000059523 | Energy83007CAE2
Holdings [Line Items]
Percent of Total Investments	31.10%
C000059523 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.90%
C000059523 | Sovereign105756CF5
Holdings [Line Items]
Percent of Total Investments	2.40%
C000059523 | IndustrialsBL5017167
Holdings [Line Items]
Percent of Total Investments	4.40%
C000059523 | MBS Passthrough31374CLW4
Holdings [Line Items]
Percent of Total Investments	28.90%
C000059523 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059523 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059523 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059523 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059523 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059523 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059523 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059523 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059523 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059523 | ABS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059523 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059523 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000059523 | CMO
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000059523 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000059523 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059524 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059524 | United States Treasury Note, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059524 | United States Treasury Note, 4, 2052-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059524 | United States Treasury Note, 4, 2029-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059524 | United States Treasury Note, 4.5, 2054-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059524 | United States Treasury Bond, 1.375, 2050-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059524 | Freddie Mac Pool, 4.5, 2054-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059524 | United States Treasury Note, 4.625, 2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059524 | United States Treasury Note, 3.625, 2053-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059524 | Fannie Mae Pool, 4, 2053-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059524 | CMO00249FAA5
Holdings [Line Items]
Percent of Total Investments	28.30%
C000059524 | Energy83007CAE2
Holdings [Line Items]
Percent of Total Investments	31.10%
C000059524 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.90%
C000059524 | Sovereign105756CF5
Holdings [Line Items]
Percent of Total Investments	2.40%
C000059524 | IndustrialsBL5017167
Holdings [Line Items]
Percent of Total Investments	4.40%
C000059524 | MBS Passthrough31374CLW4
Holdings [Line Items]
Percent of Total Investments	28.90%
C000059524 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059524 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059524 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059524 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059524 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059524 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059524 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059524 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059524 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059524 | ABS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059524 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059524 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000059524 | CMO
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000059524 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000059524 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059525 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059525 | United States Treasury Note, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059525 | United States Treasury Note, 4, 2052-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059525 | United States Treasury Note, 4, 2029-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059525 | United States Treasury Note, 4.5, 2054-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059525 | United States Treasury Bond, 1.375, 2050-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059525 | Freddie Mac Pool, 4.5, 2054-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059525 | United States Treasury Note, 4.625, 2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059525 | United States Treasury Note, 3.625, 2053-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059525 | Fannie Mae Pool, 4, 2053-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059525 | CMO00249FAA5
Holdings [Line Items]
Percent of Total Investments	28.30%
C000059525 | Energy83007CAE2
Holdings [Line Items]
Percent of Total Investments	31.10%
C000059525 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.90%
C000059525 | Sovereign105756CF5
Holdings [Line Items]
Percent of Total Investments	2.40%
C000059525 | IndustrialsBL5017167
Holdings [Line Items]
Percent of Total Investments	4.40%
C000059525 | MBS Passthrough31374CLW4
Holdings [Line Items]
Percent of Total Investments	28.90%
C000059525 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059525 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059525 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059525 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059525 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059525 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059525 | ABS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059525 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000059525 | CMO
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000059525 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000059525 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087895 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087895 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087895 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087895 | United States Treasury Note, 2, 2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087895 | SPDR EURO STOXX 50 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087895 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087895 | United States Treasury Note, 0.25, 2025-05-31
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087895 | United States Treasury Note, 2.125, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087895 | United States Treasury Note, 2.875, 2025-06-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087895 | United States Treasury Note, 2.875, 2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087895 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000087895 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000087895 | Equities35473P744
Holdings [Line Items]
Percent of Total Investments	28.30%
C000087895 | Money Market Funds61747C707
Holdings [Line Items]
Percent of Total Investments	27.50%
C000087895 | Supranational045167DU4
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087895 | U.S. Treasury Obligations9128285N6
Holdings [Line Items]
Percent of Total Investments	39.60%
C000087895 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087895 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087895 | Equity
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000087896 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087896 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087896 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087896 | United States Treasury Note, 2, 2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087896 | SPDR EURO STOXX 50 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087896 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087896 | United States Treasury Note, 0.25, 2025-05-31
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087896 | United States Treasury Note, 2.125, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087896 | United States Treasury Note, 2.875, 2025-06-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087896 | United States Treasury Note, 2.875, 2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087896 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000087896 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000087896 | Equities35473P744
Holdings [Line Items]
Percent of Total Investments	28.30%
C000087896 | Money Market Funds61747C707
Holdings [Line Items]
Percent of Total Investments	27.50%
C000087896 | Supranational045167DU4
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087896 | U.S. Treasury Obligations9128285N6
Holdings [Line Items]
Percent of Total Investments	39.60%
C000087896 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087896 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087896 | Equity
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000087897 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087897 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087897 | Franklin FTSE Japan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087897 | United States Treasury Note, 2, 2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087897 | SPDR EURO STOXX 50 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087897 | Franklin FTSE United Kingdom ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087897 | United States Treasury Note, 0.25, 2025-05-31
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087897 | United States Treasury Note, 2.125, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087897 | United States Treasury Note, 2.875, 2025-06-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087897 | United States Treasury Note, 2.875, 2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087897 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000087897 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000087897 | Equities35473P744
Holdings [Line Items]
Percent of Total Investments	28.30%
C000087897 | Money Market Funds61747C707
Holdings [Line Items]
Percent of Total Investments	27.50%
C000087897 | Supranational045167DU4
Holdings [Line Items]
Percent of Total Investments	4.60%
C000087897 | U.S. Treasury Obligations9128285N6
Holdings [Line Items]
Percent of Total Investments	39.60%
C000087897 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087897 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087897 | Equity
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000059526 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000059526 | BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000059526 | BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059526 | BMB2291 | Max Healthcare Institute Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059526 | BK1N461 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059526 | BPFJHC7 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059526 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059526 | 6442327 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059526 | 6372480 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059526 | B01C1P6 | Bank Central Asia Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059526 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059526 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059526 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059526 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059526 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059526 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059526 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000059526 | China
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000059526 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000059526 | India
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000059526 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000059526 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059526 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000059526 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059526 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059526 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059526 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059526 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000059526 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059526 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059526 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059526 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059526 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059526 | Mixed AllocationBD9X204
Holdings [Line Items]
Percent of Total Investments	0.70%
C000059526 | TechnologyB80VKP3
Holdings [Line Items]
Percent of Total Investments	94.30%
C000059526 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	4.50%
C000059526 | Consumer Discretionary6148272
Holdings [Line Items]
Percent of Total Investments	0.50%
C000059527 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000059527 | BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000059527 | BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059527 | BMB2291 | Max Healthcare Institute Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059527 | BK1N461 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059527 | BPFJHC7 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059527 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059527 | 6442327 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059527 | 6372480 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059527 | B01C1P6 | Bank Central Asia Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059527 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059527 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059527 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059527 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059527 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059527 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059527 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000059527 | China
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000059527 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000059527 | India
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000059527 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000059527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000059527 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059527 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000059527 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059527 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059527 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059527 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059527 | Mixed AllocationBD9X204
Holdings [Line Items]
Percent of Total Investments	0.70%
C000059527 | TechnologyB80VKP3
Holdings [Line Items]
Percent of Total Investments	94.30%
C000059527 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	4.50%
C000059527 | Consumer Discretionary6148272
Holdings [Line Items]
Percent of Total Investments	0.50%
C000059528 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000059528 | BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000059528 | BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059528 | BMB2291 | Max Healthcare Institute Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059528 | BK1N461 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059528 | BPFJHC7 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059528 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059528 | 6442327 | Bharti Airtel Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059528 | 6372480 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059528 | B01C1P6 | Bank Central Asia Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059528 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059528 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059528 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059528 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059528 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059528 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059528 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000059528 | China
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000059528 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000059528 | India
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000059528 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000059528 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059528 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000059528 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059528 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059528 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059528 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059528 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000059528 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059528 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059528 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059528 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059528 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059528 | Mixed AllocationBD9X204
Holdings [Line Items]
Percent of Total Investments	0.70%
C000059528 | TechnologyB80VKP3
Holdings [Line Items]
Percent of Total Investments	94.30%
C000059528 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	4.50%
C000059528 | Consumer Discretionary6148272
Holdings [Line Items]
Percent of Total Investments	0.50%
C000131123 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000131123 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000131123 | 05682JAE2 | Bain Capital Credit CLO 2021-7 Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131123 | BL4041002 | Neptune Bidco US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131123 | 09631FAE4 | BlueMountain CLO XXXII Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131123 | 09631AAA3 | BlueMountain CLO XXXIII Ltd., E
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131123 | BL3299924 | Zayo Group Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131123 | 97314GAC5 | THL Credit Wind River 2019-3 Clo Ltd., E2R
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131123 | BL3425255 | Milano Acquisition Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131123 | 05684MAE3 | Bain Capital Credit CLO 2021-1 Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131123 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	9.00%
C000131123 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000131123 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131123 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000131123 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131123 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000131123 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000131123 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131123 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000131123 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131123 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131123 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000131123 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131123 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000131123 | Clo05684MAE3
Holdings [Line Items]
Percent of Total Investments	5.70%
C000131123 | Consumer DiscretionaryLX260429
Holdings [Line Items]
Percent of Total Investments	0.30%
C000131123 | Financials02005NBY5
Holdings [Line Items]
Percent of Total Investments	10.90%
C000131123 | Non-Listed RightLX155508
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131123 | IndustrialsBL4766582
Holdings [Line Items]
Percent of Total Investments	73.50%
C000131123 | U.S. Treasury Obligations912797PH4
Holdings [Line Items]
Percent of Total Investments	0.60%
C000131123 | Communications45174J145
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131123 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131123 | Clo
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000131124 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000131124 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000131124 | 05682JAE2 | Bain Capital Credit CLO 2021-7 Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131124 | BL4041002 | Neptune Bidco US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131124 | 09631FAE4 | BlueMountain CLO XXXII Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131124 | 09631AAA3 | BlueMountain CLO XXXIII Ltd., E
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131124 | BL3299924 | Zayo Group Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131124 | 97314GAC5 | THL Credit Wind River 2019-3 Clo Ltd., E2R
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131124 | BL3425255 | Milano Acquisition Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131124 | 05684MAE3 | Bain Capital Credit CLO 2021-1 Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131124 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	9.00%
C000131124 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000131124 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131124 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000131124 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131124 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000131124 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000131124 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131124 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000131124 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131124 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131124 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000131124 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131124 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000131124 | Clo05684MAE3
Holdings [Line Items]
Percent of Total Investments	5.70%
C000131124 | Consumer DiscretionaryLX260429
Holdings [Line Items]
Percent of Total Investments	0.30%
C000131124 | Financials02005NBY5
Holdings [Line Items]
Percent of Total Investments	10.90%
C000131124 | Non-Listed RightLX155508
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131124 | IndustrialsBL4766582
Holdings [Line Items]
Percent of Total Investments	73.50%
C000131124 | U.S. Treasury Obligations912797PH4
Holdings [Line Items]
Percent of Total Investments	0.60%
C000131124 | Communications45174J145
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131124 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131124 | Clo
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000131125 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000131125 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000131125 | 05682JAE2 | Bain Capital Credit CLO 2021-7 Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131125 | BL4041002 | Neptune Bidco US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131125 | 09631FAE4 | BlueMountain CLO XXXII Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131125 | 09631AAA3 | BlueMountain CLO XXXIII Ltd., E
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131125 | BL3299924 | Zayo Group Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131125 | 97314GAC5 | THL Credit Wind River 2019-3 Clo Ltd., E2R
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131125 | BL3425255 | Milano Acquisition Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131125 | 05684MAE3 | Bain Capital Credit CLO 2021-1 Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131125 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	9.00%
C000131125 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000131125 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131125 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000131125 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131125 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000131125 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000131125 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131125 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000131125 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131125 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131125 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000131125 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131125 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000131125 | Clo05684MAE3
Holdings [Line Items]
Percent of Total Investments	5.70%
C000131125 | Consumer DiscretionaryLX260429
Holdings [Line Items]
Percent of Total Investments	0.30%
C000131125 | Financials02005NBY5
Holdings [Line Items]
Percent of Total Investments	10.90%
C000131125 | Non-Listed RightLX155508
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131125 | IndustrialsBL4766582
Holdings [Line Items]
Percent of Total Investments	73.50%
C000131125 | U.S. Treasury Obligations912797PH4
Holdings [Line Items]
Percent of Total Investments	0.60%
C000131125 | Communications45174J145
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131125 | CLO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131125 | Clo
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000107185 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000107185 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000107185 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000107185 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000107185 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107185 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000107185 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107185 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107185 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107185 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107185 | Technology
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000107185 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000107185 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000107185 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107185 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107185 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000107185 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000107185 | Financials09260D107
Holdings [Line Items]
Percent of Total Investments	96.90%
C000107185 | Cash & Equivalent825252505
Holdings [Line Items]
Percent of Total Investments	3.10%
C000107186 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000107186 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000107186 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000107186 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000107186 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107186 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000107186 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107186 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107186 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107186 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107186 | Technology
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000107186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000107186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000107186 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107186 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000107186 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000107186 | Financials09260D107
Holdings [Line Items]
Percent of Total Investments	96.90%
C000107186 | Cash & Equivalent825252505
Holdings [Line Items]
Percent of Total Investments	3.10%
C000107187 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000107187 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000107187 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000107187 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000107187 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107187 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000107187 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107187 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107187 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107187 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107187 | Technology
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000107187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000107187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000107187 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000107187 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000107187 | Financials09260D107
Holdings [Line Items]
Percent of Total Investments	96.90%
C000107187 | Cash & Equivalent825252505
Holdings [Line Items]
Percent of Total Investments	3.10%
C000059529 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000059529 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059529 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000059529 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059529 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000059529 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000059529 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000059529 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000059529 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059529 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000059529 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059529 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000059529 | Common StocksHICRUSDMY
Holdings [Line Items]
Percent of Total Investments	0.20%
C000059529 | Financials00773HAA5
Holdings [Line Items]
Percent of Total Investments	81.30%
C000059529 | Cash & Equivalent31846V567
Holdings [Line Items]
Percent of Total Investments	18.50%
C000059529 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000059530 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000059530 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059530 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000059530 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059530 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000059530 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000059530 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000059530 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000059530 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059530 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000059530 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059530 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000059530 | Common StocksHICRUSDMY
Holdings [Line Items]
Percent of Total Investments	0.20%
C000059530 | Financials00773HAA5
Holdings [Line Items]
Percent of Total Investments	81.30%
C000059530 | Cash & Equivalent31846V567
Holdings [Line Items]
Percent of Total Investments	18.50%
C000059530 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000059531 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000059531 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059531 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000059531 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059531 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000059531 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000059531 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000059531 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000059531 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059531 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000059531 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059531 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000059531 | Common StocksHICRUSDMY
Holdings [Line Items]
Percent of Total Investments	0.20%
C000059531 | Financials00773HAA5
Holdings [Line Items]
Percent of Total Investments	81.30%
C000059531 | Cash & Equivalent31846V567
Holdings [Line Items]
Percent of Total Investments	18.50%
C000059531 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131120 | Australia Government Bond, 1.25, 2032-05-21
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131120 | Italy Buoni Poliennali Del Tesoro, 2.8, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131120 | Italy Buoni Poliennali Del Tesoro, 2.45, 2033-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131120 | Poinsettia Finance Ltd., 6.625, 2031-06-17
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131120 | Egypt Government International Bond, 7.625, 2032-05-29
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131120 | Metinvest BV, 7.75, 2029-10-17
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131120 | Cheplapharm Arzneimittel GmbH, 7.5, 2030-05-15
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131120 | Altice Financing S.A., 4.25, 2029-08-15
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131120 | Sasol Financing USA, LLC, 4.375, 2026-09-18
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131120 | AI Candelaria Spain S.A., 5.75, 2033-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131120 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.40%
C000131120 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131120 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000131120 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000131120 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000131120 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131120 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131120 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000131120 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000131120 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000131120 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131120 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131120 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131120 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131120 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131120 | ABSB18P274
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131120 | EnergyP7807HAP0
Holdings [Line Items]
Percent of Total Investments	66.50%
C000131120 | Sovereign29135LAF7
Holdings [Line Items]
Percent of Total Investments	28.10%
C000131120 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131120 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131121 | Australia Government Bond, 1.25, 2032-05-21
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131121 | Italy Buoni Poliennali Del Tesoro, 2.8, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131121 | Italy Buoni Poliennali Del Tesoro, 2.45, 2033-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131121 | Poinsettia Finance Ltd., 6.625, 2031-06-17
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131121 | Egypt Government International Bond, 7.625, 2032-05-29
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131121 | Metinvest BV, 7.75, 2029-10-17
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131121 | Cheplapharm Arzneimittel GmbH, 7.5, 2030-05-15
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131121 | Altice Financing S.A., 4.25, 2029-08-15
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131121 | Sasol Financing USA, LLC, 4.375, 2026-09-18
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131121 | AI Candelaria Spain S.A., 5.75, 2033-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131121 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.40%
C000131121 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131121 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000131121 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000131121 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000131121 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131121 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131121 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000131121 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000131121 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000131121 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131121 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131121 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131121 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131121 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131121 | ABSB18P274
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131121 | EnergyP7807HAP0
Holdings [Line Items]
Percent of Total Investments	66.50%
C000131121 | Sovereign29135LAF7
Holdings [Line Items]
Percent of Total Investments	28.10%
C000131121 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131121 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131122 | Australia Government Bond, 1.25, 2032-05-21
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131122 | Italy Buoni Poliennali Del Tesoro, 2.8, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131122 | Italy Buoni Poliennali Del Tesoro, 2.45, 2033-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131122 | Poinsettia Finance Ltd., 6.625, 2031-06-17
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131122 | Egypt Government International Bond, 7.625, 2032-05-29
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131122 | Metinvest BV, 7.75, 2029-10-17
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131122 | Cheplapharm Arzneimittel GmbH, 7.5, 2030-05-15
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131122 | Altice Financing S.A., 4.25, 2029-08-15
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131122 | Sasol Financing USA, LLC, 4.375, 2026-09-18
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131122 | AI Candelaria Spain S.A., 5.75, 2033-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131122 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.40%
C000131122 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000131122 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000131122 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000131122 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000131122 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000131122 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131122 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000131122 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000131122 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000131122 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131122 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131122 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000131122 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131122 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131122 | ABSB18P274
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131122 | EnergyP7807HAP0
Holdings [Line Items]
Percent of Total Investments	66.50%
C000131122 | Sovereign29135LAF7
Holdings [Line Items]
Percent of Total Investments	28.10%
C000131122 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131122 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000059532 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059532 | 7309681 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059532 | 5842359 | Deutsche Telekom A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059532 | 7113815 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059532 | 008474108 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059532 | 110448107 | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059532 | BD1RP61 | Bank of Ireland Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059532 | 046353108 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059532 | B154564 | Bank of China Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059532 | BYMD5K9 | Banco BPM SpA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059532 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059532 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000059532 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059532 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059532 | China
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000059532 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059532 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000059532 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059532 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059532 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059532 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059532 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059532 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059532 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000059532 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000059532 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000059532 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	7.70%
C000059532 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000059532 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059532 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000059532 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059532 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000059532 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059532 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000059532 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000059532 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000059532 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059532 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059532 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000059532 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059532 | FinancialsBJ62K57
Holdings [Line Items]
Percent of Total Investments	90.30%
C000059532 | Equities46434G103
Holdings [Line Items]
Percent of Total Investments	0.50%
C000059532 | FinancialsB00FM53
Holdings [Line Items]
Percent of Total Investments	1.50%
C000059532 | TechnologyBR52TP7
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059533 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059533 | 7309681 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059533 | 5842359 | Deutsche Telekom A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059533 | 7113815 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059533 | 008474108 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059533 | 110448107 | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059533 | BD1RP61 | Bank of Ireland Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059533 | 046353108 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059533 | B154564 | Bank of China Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059533 | BYMD5K9 | Banco BPM SpA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059533 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059533 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000059533 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059533 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059533 | China
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000059533 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059533 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000059533 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059533 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059533 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059533 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059533 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059533 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059533 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000059533 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000059533 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000059533 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	7.70%
C000059533 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000059533 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059533 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000059533 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059533 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000059533 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059533 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000059533 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000059533 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000059533 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059533 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059533 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000059533 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059533 | FinancialsBJ62K57
Holdings [Line Items]
Percent of Total Investments	90.30%
C000059533 | Equities46434G103
Holdings [Line Items]
Percent of Total Investments	0.50%
C000059533 | FinancialsB00FM53
Holdings [Line Items]
Percent of Total Investments	1.50%
C000059533 | TechnologyBR52TP7
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059534 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059534 | 7309681 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059534 | 5842359 | Deutsche Telekom A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059534 | 7113815 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059534 | 008474108 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059534 | 110448107 | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059534 | BD1RP61 | Bank of Ireland Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059534 | 046353108 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059534 | B154564 | Bank of China Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059534 | BYMD5K9 | Banco BPM SpA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059534 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059534 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000059534 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059534 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059534 | China
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000059534 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059534 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000059534 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059534 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059534 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059534 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059534 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059534 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059534 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000059534 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000059534 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000059534 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	7.70%
C000059534 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000059534 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059534 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000059534 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059534 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000059534 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059534 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000059534 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000059534 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000059534 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059534 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059534 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000059534 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059534 | FinancialsBJ62K57
Holdings [Line Items]
Percent of Total Investments	90.30%
C000059534 | Equities46434G103
Holdings [Line Items]
Percent of Total Investments	0.50%
C000059534 | FinancialsB00FM53
Holdings [Line Items]
Percent of Total Investments	1.50%
C000059534 | TechnologyBR52TP7
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059511 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059511 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059511 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059511 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059511 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059511 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059511 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059511 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059511 | 09290D101 | Blackrock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059511 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059511 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000059511 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000059511 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059511 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059511 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000059511 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000059511 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059511 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000059511 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059511 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059511 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059511 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000059511 | Industrials438516106
Holdings [Line Items]
Percent of Total Investments	96.00%
C000059511 | Money Market Funds825252406
Holdings [Line Items]
Percent of Total Investments	4.00%
C000059512 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059512 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059512 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059512 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059512 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059512 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059512 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059512 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059512 | 09290D101 | Blackrock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059512 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059512 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000059512 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000059512 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059512 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059512 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000059512 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000059512 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059512 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000059512 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059512 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059512 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059512 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000059512 | Industrials438516106
Holdings [Line Items]
Percent of Total Investments	96.00%
C000059512 | Money Market Funds825252406
Holdings [Line Items]
Percent of Total Investments	4.00%
C000059513 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059513 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059513 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059513 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059513 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059513 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059513 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059513 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059513 | 09290D101 | Blackrock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059513 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059513 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000059513 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000059513 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059513 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059513 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000059513 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000059513 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059513 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000059513 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059513 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059513 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059513 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000059513 | Industrials438516106
Holdings [Line Items]
Percent of Total Investments	96.00%
C000059513 | Money Market Funds825252406
Holdings [Line Items]
Percent of Total Investments	4.00%
C000059520 | United States Treasury Note, 4.5, 2054-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059520 | United States Treasury Note, 4.625, 2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059520 | United States Treasury Bill, 0, 2025-09-18
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059520 | United States Treasury Bill, 0, 2025-07-10
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059520 | United States Treasury Bill, 0, 2025-06-17
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059520 | United States Treasury Bill, 0, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059520 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059520 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059520 | Wells Fargo & Company, 5.018, 2027-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059520 | Frontier Communications Holdings, LLC, 6, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059520 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059520 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059520 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059520 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059520 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000059520 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059520 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059520 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059520 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000059520 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000059520 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059520 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059520 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059520 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	6.10%
C000059520 | Communications629ESCROW
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059520 | Financials00084DBC3
Holdings [Line Items]
Percent of Total Investments	45.60%
C000059520 | Education56681NJD0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000059520 | Sovereign195325EP6
Holdings [Line Items]
Percent of Total Investments	1.00%
C000059520 | U.S. Treasury Obligations912797LW5
Holdings [Line Items]
Percent of Total Investments	46.20%
C000059520 | Education
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059520 | Short_Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000059520 | Short_Bond
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000059521 | United States Treasury Note, 4.5, 2054-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059521 | United States Treasury Note, 4.625, 2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059521 | United States Treasury Bill, 0, 2025-09-18
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059521 | United States Treasury Bill, 0, 2025-07-10
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059521 | United States Treasury Bill, 0, 2025-06-17
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059521 | United States Treasury Bill, 0, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059521 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059521 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059521 | Wells Fargo & Company, 5.018, 2027-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059521 | Frontier Communications Holdings, LLC, 6, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059521 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059521 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059521 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059521 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059521 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000059521 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059521 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059521 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059521 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000059521 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000059521 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059521 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059521 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059521 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	6.10%
C000059521 | Communications629ESCROW
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059521 | Financials00084DBC3
Holdings [Line Items]
Percent of Total Investments	45.60%
C000059521 | Education56681NJD0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000059521 | Sovereign195325EP6
Holdings [Line Items]
Percent of Total Investments	1.00%
C000059521 | U.S. Treasury Obligations912797LW5
Holdings [Line Items]
Percent of Total Investments	46.20%
C000059521 | Education
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059521 | Short_Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000059521 | Short_Bond
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000059522 | United States Treasury Note, 4.5, 2054-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059522 | United States Treasury Note, 4.625, 2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059522 | United States Treasury Bill, 0, 2025-09-18
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059522 | United States Treasury Bill, 0, 2025-07-10
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059522 | United States Treasury Bill, 0, 2025-06-17
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059522 | United States Treasury Bill, 0, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059522 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059522 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059522 | Wells Fargo & Company, 5.018, 2027-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059522 | Frontier Communications Holdings, LLC, 6, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059522 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059522 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059522 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059522 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059522 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000059522 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059522 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059522 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059522 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000059522 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000059522 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059522 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059522 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059522 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	6.10%
C000059522 | Communications629ESCROW
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059522 | Financials00084DBC3
Holdings [Line Items]
Percent of Total Investments	45.60%
C000059522 | Education56681NJD0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000059522 | Sovereign195325EP6
Holdings [Line Items]
Percent of Total Investments	1.00%
C000059522 | U.S. Treasury Obligations912797LW5
Holdings [Line Items]
Percent of Total Investments	46.20%
C000059522 | Education
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059522 | Short_Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000059522 | Short_Bond
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000066378 | 42809H107 | Hess Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000066378 | 05478C105 | AZEK Company, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000066378 | BRBLFV6 | Covestro A.G.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000066378 | 530307305 | Liberty Broadband Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066378 | 35909D109 | Frontier Communications Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000066378 | 912909108 | United States Steel Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000066378 | 931427108 | Walgreens Boots Alliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066378 | BHNCRK0 | ESR Cayman Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066378 | BNRR1G7 | Veren, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066378 | 023436108 | Amedisys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066378 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	26.30%
C000066378 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000066378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000066378 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000066378 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000066378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000066378 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000066378 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066378 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000066378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000066378 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000066378 | Equities021346101
Holdings [Line Items]
Percent of Total Investments	2.30%
C000066378 | Real EstateBHNCRK0
Holdings [Line Items]
Percent of Total Investments	104.40%
C000066378 | Equity OptionCOOP P95_20260119_L_MS
Holdings [Line Items]
Percent of Total Investments	0.20%
C000066378 | Health CareABIOM1769
Holdings [Line Items]
Percent of Total Investments	0.50%
C000066378 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066378 | Short_Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000066378 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000066378 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000066378 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000066378 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000066378 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000066378 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
C000066379 | 42809H107 | Hess Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000066379 | 05478C105 | AZEK Company, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000066379 | BRBLFV6 | Covestro A.G.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000066379 | 530307305 | Liberty Broadband Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066379 | 35909D109 | Frontier Communications Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000066379 | 912909108 | United States Steel Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000066379 | 931427108 | Walgreens Boots Alliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066379 | BHNCRK0 | ESR Cayman Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066379 | BNRR1G7 | Veren, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066379 | 023436108 | Amedisys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066379 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	26.30%
C000066379 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066379 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066379 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000066379 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000066379 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000066379 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000066379 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000066379 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000066379 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066379 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000066379 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000066379 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000066379 | Equities021346101
Holdings [Line Items]
Percent of Total Investments	2.30%
C000066379 | Real EstateBHNCRK0
Holdings [Line Items]
Percent of Total Investments	104.40%
C000066379 | Equity OptionCOOP P95_20260119_L_MS
Holdings [Line Items]
Percent of Total Investments	0.20%
C000066379 | Health CareABIOM1769
Holdings [Line Items]
Percent of Total Investments	0.50%
C000066379 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066379 | Short_Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000066379 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000066379 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000066379 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000066379 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000066379 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000066379 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
C000066380 | 42809H107 | Hess Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000066380 | 05478C105 | AZEK Company, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000066380 | BRBLFV6 | Covestro A.G.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000066380 | 530307305 | Liberty Broadband Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000066380 | 35909D109 | Frontier Communications Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000066380 | 912909108 | United States Steel Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000066380 | 931427108 | Walgreens Boots Alliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066380 | BHNCRK0 | ESR Cayman Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066380 | BNRR1G7 | Veren, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066380 | 023436108 | Amedisys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066380 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	26.30%
C000066380 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066380 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066380 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000066380 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000066380 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000066380 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000066380 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000066380 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000066380 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066380 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000066380 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000066380 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000066380 | Equities021346101
Holdings [Line Items]
Percent of Total Investments	2.30%
C000066380 | Real EstateBHNCRK0
Holdings [Line Items]
Percent of Total Investments	104.40%
C000066380 | Equity OptionCOOP P95_20260119_L_MS
Holdings [Line Items]
Percent of Total Investments	0.20%
C000066380 | Health CareABIOM1769
Holdings [Line Items]
Percent of Total Investments	0.50%
C000066380 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066380 | Short_Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000066380 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000066380 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000066380 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000066380 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000066380 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000066380 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
C000059508 | 03027X100 | American Tower Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000059508 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000059508 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059508 | 35953C106 | FTAI Infrastructure, LLC
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059508 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059508 | 22822V101 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059508 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059508 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059508 | 983134107 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059508 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059508 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.40%
C000059508 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059508 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059508 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059508 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000059508 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000059508 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059508 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059508 | Real Estate03064D108
Holdings [Line Items]
Percent of Total Investments	94.60%
C000059509 | 03027X100 | American Tower Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000059509 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000059509 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059509 | 35953C106 | FTAI Infrastructure, LLC
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059509 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059509 | 22822V101 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059509 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059509 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059509 | 983134107 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059509 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059509 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.40%
C000059509 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059509 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059509 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059509 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059509 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059509 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000059509 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000059509 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059509 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059509 | Real Estate03064D108
Holdings [Line Items]
Percent of Total Investments	94.60%
C000059510 | 03027X100 | American Tower Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000059510 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000059510 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059510 | 35953C106 | FTAI Infrastructure, LLC
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059510 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059510 | 22822V101 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059510 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059510 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059510 | 983134107 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059510 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059510 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.40%
C000059510 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059510 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059510 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059510 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059510 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059510 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000059510 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000059510 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059510 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059510 | Real Estate03064D108
Holdings [Line Items]
Percent of Total Investments	94.60%
C000059514 | 60471A101 | Mirion Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059514 | M6191J100 | JFrog Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059514 | 892672106 | Tradeweb Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059514 | 913915104 | Universal Technical Institute, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059514 | 00737L103 | Adtalem Global Education, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059514 | 441593100 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059514 | 92538J106 | Vertex, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059514 | M4R82T106 | Fiverr International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059514 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059514 | 72346Q104 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059514 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	22.80%
C000059514 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000059514 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000059514 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000059514 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000059514 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059514 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000059514 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000059514 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059514 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059514 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059514 | Technology01749D105
Holdings [Line Items]
Percent of Total Investments	77.20%
C000059515 | 60471A101 | Mirion Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059515 | M6191J100 | JFrog Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059515 | 892672106 | Tradeweb Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059515 | 913915104 | Universal Technical Institute, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059515 | 00737L103 | Adtalem Global Education, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059515 | 441593100 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059515 | 92538J106 | Vertex, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059515 | M4R82T106 | Fiverr International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059515 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059515 | 72346Q104 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059515 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	22.80%
C000059515 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000059515 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000059515 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000059515 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000059515 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059515 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000059515 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000059515 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059515 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059515 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059515 | Technology01749D105
Holdings [Line Items]
Percent of Total Investments	77.20%
C000059516 | 60471A101 | Mirion Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059516 | M6191J100 | JFrog Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059516 | 892672106 | Tradeweb Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059516 | 913915104 | Universal Technical Institute, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059516 | 00737L103 | Adtalem Global Education, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059516 | 441593100 | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059516 | 92538J106 | Vertex, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059516 | M4R82T106 | Fiverr International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059516 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059516 | 72346Q104 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059516 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	22.80%
C000059516 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000059516 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000059516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000059516 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000059516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059516 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000059516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000059516 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059516 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059516 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059516 | Technology01749D105
Holdings [Line Items]
Percent of Total Investments	77.20%
C000059517 | 488401100 | Kemper Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059517 | 194014502 | Enovis Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059517 | 088929104 | BGC Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059517 | 879369106 | Teleflex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059517 | 74317M104 | Proficient Auto Logistics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059517 | 66405S100 | Northeast Bank
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059517 | 11120U105 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059517 | 82706C108 | Silicon Motion Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059517 | 410867105 | Hanover Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059517 | 947890109 | Webster Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059517 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059517 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059517 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000059517 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059517 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000059517 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059517 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000059517 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000059517 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000059517 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000059517 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059517 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059517 | Consumer Discretionary070830104
Holdings [Line Items]
Percent of Total Investments	85.20%
C000059517 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	14.80%
C000059518 | 488401100 | Kemper Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059518 | 194014502 | Enovis Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059518 | 088929104 | BGC Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059518 | 879369106 | Teleflex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059518 | 74317M104 | Proficient Auto Logistics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059518 | 66405S100 | Northeast Bank
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059518 | 11120U105 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059518 | 82706C108 | Silicon Motion Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059518 | 410867105 | Hanover Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059518 | 947890109 | Webster Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059518 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059518 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059518 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000059518 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059518 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000059518 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059518 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000059518 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000059518 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000059518 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000059518 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059518 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059518 | Consumer Discretionary070830104
Holdings [Line Items]
Percent of Total Investments	85.20%
C000059518 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	14.80%
C000059519 | 488401100 | Kemper Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059519 | 194014502 | Enovis Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059519 | 088929104 | BGC Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059519 | 879369106 | Teleflex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059519 | 74317M104 | Proficient Auto Logistics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059519 | 66405S100 | Northeast Bank
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059519 | 11120U105 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059519 | 82706C108 | Silicon Motion Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059519 | 410867105 | Hanover Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059519 | 947890109 | Webster Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059519 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059519 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059519 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000059519 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059519 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000059519 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059519 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000059519 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000059519 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000059519 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000059519 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059519 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059519 | Consumer Discretionary070830104
Holdings [Line Items]
Percent of Total Investments	85.20%
C000059519 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	14.80%
C000241914 | 912797LW5 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000241914 | 912797NE3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000241914 | FSPXC6100_20300201_L_SOC | S&P 500 INDEX SPXW US C6100
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000241914 | 91282CCY5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000241914 | FSPXC5450_20290612_L_SOC | S&P 500 INDEX SPXW US C5450
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000241914 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	23.20%
C000241914 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000241914 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000241914 | U.S. Treasury Obligations912797LW5
Holdings [Line Items]
Percent of Total Investments	53.30%
C000241914 | Flex OptionFSPXC6100_20300201_L_SOC
Holdings [Line Items]
Percent of Total Investments	23.50%
C000241912 | 912797LW5 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000241912 | 912797NE3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000241912 | FSPXC6100_20300201_L_SOC | S&P 500 INDEX SPXW US C6100
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000241912 | 91282CCY5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000241912 | FSPXC5450_20290612_L_SOC | S&P 500 INDEX SPXW US C5450
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000241912 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	23.20%
C000241912 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000241912 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000241912 | U.S. Treasury Obligations912797LW5
Holdings [Line Items]
Percent of Total Investments	53.30%
C000241912 | Flex OptionFSPXC6100_20300201_L_SOC
Holdings [Line Items]
Percent of Total Investments	23.50%
C000241913 | 912797LW5 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000241913 | 912797NE3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000241913 | FSPXC6100_20300201_L_SOC | S&P 500 INDEX SPXW US C6100
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000241913 | 91282CCY5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000241913 | FSPXC5450_20290612_L_SOC | S&P 500 INDEX SPXW US C5450
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000241913 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	23.20%
C000241913 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000241913 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000241913 | U.S. Treasury Obligations912797LW5
Holdings [Line Items]
Percent of Total Investments	53.30%
C000241913 | Flex OptionFSPXC6100_20300201_L_SOC
Holdings [Line Items]
Percent of Total Investments	23.50%